UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp,  Jacksonville, Florida August 11, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	69
Form 13F information table value total:	66,420,103.86
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES
SARA LEE CORP COM		com	803111103	2,846,578.50	201,885	sle	sole
COMCAST CORP CL A		com	20030N101	2,584,256.49	148,777	cmcs.a	sole
NEWMONT MINING CORP COM		com	651639106	2,493,061.20	40,380	nem	sole
BROWN FORMAN CORP CL B		com	115637209	2,479,947.59	43,333	bf.b	sole
WILEY JOHN & SONS INC CL A	com	968223206	2,379,635.79	61,537	jw.a	sole
BARD C R INC COM		com	067383109	2,081,835.56	26,852	bcr	sole
WEIS MKTS INC COM		com	948849104	2,022,187.86	61,446	wmk	sole
PAN AMERICAN SILVER CP COM	com	697900108	1,927,347.20	76,240	paas	sole
TELEPHONE & DATA SYS COM	com	879433100	1,920,799.95	63,205	tds	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	1,889,804.40	46,940	adp	sole
EPIQ SYS INC COM		com	26882d109	1,816,665.00	140,500	epiq	sole
COCA COLA CO			com	191216100	1,797,453.56	35,863	ko	sole
BERKSHIRE HATHAWAY INC DEL CL B	com	084670702	1,776,927.62	22,298	brk.b	sole
TOTAL SYS SVCS INC COM		com	891906109	1,761,213.60	129,501	tss	sole
TRAVELERS GROUP INC COM		com	89417E109	1,746,996.00	35,472	trv	sole
KRAFT FOODS INC CL A		com	50075N104	1,702,624.00	60,808	kft	sole
BROWN & BROWN INC COM		com	115236101	1,607,855.70	84,005	bro	sole
POTLATCH CORP NEW COM		com	737630103	1,404,546.30	39,310	pch	sole
TIDEWATER INC COM		com	886423102	1,349,392.00	34,850	tdw	sole
RENT A CTR INC NEW COM		com	76009N100	1,307,418.32	64,532	rcii	sole
INTERNATIONAL SPEEDWAY CORP A	com	460335201	1,200,416.00	46,600	isca	sole
BALDWIN AND LYONS INC CL B	com	057755209	1,196,519.50	56,950	bwin.b	sole
OIL DRI CORP AMERICA		com	677864100	1,098,157.50	47,850	odc	sole
DELL INC COM			com	24702R101	1,029,260.70	85,345	dell	sole
PROSHARES TR PSHS ULTSH 20YRS	com	74347R297	993,440.00	28,000	tbt	sole
ENDO PHARMACEUTC HLDGS COM	com	29264F205	906,075.50	41,525	endp	sole
GILEAD SCIENCES COMMON		com	375558103	871,569.00	25,425	gild	sole
MARKET VECTORS GOLD MINER ETF	etf	57060U100	831,360.00	16,000	gdx	sole
ICU MED INC COM			com	44930G107	792,507.95	24,635	icui	sole
PRESTIGE BRANDS HLDGS COM	com	74112D101	784,032.12	110,739	pbh	sole
FEDERATED INVS INC PA CL B	com	314211103	779,110.20	37,620	fii	sole
CENTRAL GARDEN&PET CO CL A 	com	153527205	713,115.00	79,500	cent.a	sole
MYLAN LABS INC COM		com	628530107	691,909.20	40,605	myl	sole
MOCON INC			com	607494101	689,124.20	64,045	moco	sole
HILLTOP HOLDINGS INC COM	com	432748101	682,581.90	68,190	hth	sole
PETSMART INC COM		com	716768106	673,092.70	22,310	petm	sole
COMMUNICATIONS SYS INC		com	203900105	635,547.06	60,993	jcs	sole
SPEEDWAY MOTORSPORTS COM	com	847788106	628,302.60	46,335	trk	sole
JOHNSON AND JOHNSON CO		com	478160104	620,484.36	10,506	jnj	sole
HEWLETT PACKARD CO COM		com	428236103	614,705.84	14,203	hpq	sole
TEKELEC COM			com	879101103	603,638.08	45,592	tklc	sole
MIDAS GROUP INC COM		com	595626102	589,071.34	76,802	mds	sole
PROCTER AND GAMBLE CO		com	742718109	585,944.62	9,769	pg	sole
JAKKS PAC INC COM		com	47012E106	583,252.80	40,560	jakk	sole
GENCOR INDS INC COM		com	368678108	562,586.01	74,210	genc	sole
EXXON MOBIL CORP		com	30231G102	543,534.68	9,524	xom	sole
CONSTELLATION BRANDS CL A	com	21036P108	533,579.20	34,160	stz	sole
PATRIOT TRANSN HLDG COM		com	70337B102	525,915.00	6,500	patr	sole
COLGATE PALMOLIVE CO		com	194162103	488,469.52	6,202	cl	sole
AARONS INC COM			com	002535201	487,519.20	28,560	aan	sole
FPIC INS GROUP INC COM		com	302563101	467,086.50	18,210	fpic	sole
TELLABS INC			com	879664100	433,146.15	67,785	tlab	sole
PEPSICO INC			com	713448108	425,918.60	6,988	pep	sole
FRANKLIN RES INC COM		com	354613101	382,683.60	4,440	ben	sole
WAL MART STORES INC		com	931142103	381,435.45	7,935	wmt	sole
PRICE T ROWE GROUP INC COM	com	74144T108	369,768.70	8,330	trow	sole
HOME DEPOT INC			com	437076102	345,653.98	12,314	hd	sole
DOVER MOTORSPORTS INC COM	com	260174107	336,336.00	184,800	dvd	sole
PHARMACEUTICAL PROD COM		com	717124101	330,533.28	13,008	ppdi	sole
WALT DISNEY CO COM		com	254687106	327,127.50	10,385	dis	sole
RAYONIER INC COM		com	754907103	325,131.72	7,386	ryn	sole
MICROSOFT CORP			com	594918104	323,152.44	14,044	msft	sole
QUEST DIAGNOSTICS INC COM	com	74834L100	253,578.15	5,095	dgx	sole
DUCOMMUN INC DEL COM		com	264147109	248,805.00	14,550	dco	sole
MAIDENFORM BRANDS INC COM	com	560305104	212,456.60	10,435	mfb	sole
JACKSONVILLE BANCORP COM	com	469249106	207,699.44	19,484	jaxb	sole
GENERAL ELECTRIC CO		com	369604103	152,260.78	10,559	ge	sole
WEB COM GROUP INC COM		com	94733A104	60,541.76	16,864	wwww	sole
BFC FINL CORP CL A		com	055384200	5,419.79	13,219	bfcf	sole